Consolidated (Loss) Income Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue	$ 4,203.3	$ 3,371.3
Cost of sales	3,037.0	2,415.8
Gross profit	1,166.3	955.5
Research and development expenses	143.1	120.8
Selling, general and administrative expenses	560.9	489.1
Other (gains) and losses	(22.8)	(37.0)
Share of after-tax profit of equity accounted investees	(53.2)	(48.5)
Restructuring, integration and acquisition costs	64.3	146.9
Operating income	474.0	284.2
Finance expense – net	177.7	130.6
Earnings before income taxes	296.3	153.6
Income tax expense	64.4	3.6
Net income	231.9	150.0
Attributable to:
Equity holders of the Company	222.7	141.7
Non-controlling interests	$ 9.2	$ 8.3
Earnings per share attributable to equity holders of the Company
Basic – (in Canadian dollars per share)	$ 0.70	$ 0.46
Diluted – (in Canadian dollars per share)	$ 0.70	$ 0.45